SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2012 and 2011 are as follows:

	December 31, 2012
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$55,027	$1,255	$(23)	$56,259
Government-sponsored enterprises	23,388	579	—	23,967
Mortgage-backed securities:(2)
Agency - residential	69,399	2,211	(66)	71,544
Non-agency - residential	4,784	52	(124)	4,712
Non-agency - HELOC	2,555	—	(78)	2,477
Corporate debt securities	7,555	188	(49)	7,694
Collateralized debt obligations	5,993	—	(1,597)	4,396
Obligations of state and political subdivisions	5,152	262	—	5,414
Foreign government securities	50	—	—	50
Total available for sale securities	$173,903	$4,547	$(1,937)	$176,513

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”).  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2011
	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$88,917	$770	$(100)	$89,587
Government-sponsored enterprises	17,204	462	—	17,666
Mortgage-backed securities:(2)
Agency - residential	85,552	3,070	(178)	88,444
Non-agency - residential	7,766	21	(899)	6,888
Non-agency - HELOC	3,097	—	(559)	2,538
Corporate debt securities	14,094	240	(287)	14,047
Collateralized debt obligations	6,275	—	(3,358)	2,917
Obligations of state and political subdivisions	6,488	278	—	6,766
Tax-exempt securities	70	1	—	71
Foreign government securities	75	—	—	75
Total debt securities	229,538	4,842	(5,381)	228,999

Equity securities:
Equity securities - financial services	228	1	(24)	205
Equity securities - other	1,609	96	(95)	1,610
Total equity securities	1,837	97	(119)	1,815
Total available for sale securities	$231,375	$4,939	$(5,500)	$230,814

(1) Net of OTTI write-downs recognized in earnings.
(2) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises (“GSEs”) Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2012 are presented below.  Actual maturities of mortgage-backed securities ("MBS") may differ from contractual maturities because the mortgages underlying the securities may be called or repaid without any penalties.  Because mortgage-backed securities are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$8,382	$8,484
After 1 but within 5 years	25,699	26,475
After 5 but within 10 years	17,223	17,426
After 10 years	45,861	45,395
	97,165	97,780
Mortgage-backed and asset-backed securities	76,738	78,733
Total debt securities	$173,903	$176,513

Realized Gain (Loss) on Investments
The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Gross gains on sales	$798	$589	$1,096
Gross losses on sales	(525)	(103)	(218)
Net gain on sale of securities	$273	$486	$878

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
The following tables present information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2012:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$—	$—	$1,367	$23	$1,367	$23
Mortgage-backed securities:
Agency - residential	6,923	37	1,404	29	8,327	66
Non-agency - residential	1,926	8	1,417	116	3,343	124
Non-agency - HELOC	—	—	2,477	78	2,477	78
Corporate debt securities	—	—	946	49	946	49
Collateralized debt obligations	—	—	4,396	1,597	4,396	1,597
Total	$8,849	$45	$12,007	$1,892	$20,856	$1,937

	Less Than 12 Months		12 Months Or More		Total
December 31, 2011:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$32,390	$94	$415	$6	$32,805	$100
Mortgage-backed securities:
Agency - residential	8,241	111	1,969	67	10,210	178
Non-agency - residential	—	—	5,305	899	5,305	899
Non-agency - HELOC	—	—	2,538	559	2,538	559
Corporate debt securities	3,482	234	946	53	4,428	287
Collateralized debt obligations	—	—	2,917	3,358	2,917	3,358
Equity securities - financial services	169	24	—	—	169	24
Equity securities - other	708	95	—	—	708	95
Total	$44,990	$558	$14,090	$4,942	$59,080	$5,500

Non-agency Mortgage-Backed Securities Rated Below Investment Grade
The following table details the Company’s non-agency residential mortgage-backed securities that were rated below investment grade at December 31, 2012.

Security	Class (1)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (2)	Total Credit- Related OTTI (3)	Credit Support Coverage Ratios (4)
(Dollars in Thousands)
MBS 1	SSNR, AS	$1,533	$—	$(116)	$1,417	D	$197	0.00
MBS 2	PT, AS	198	4	—	202	CCC	—	0.24
		$1,731	$4	$(116)	$1,619		$197

(1) Class definitions:  PT - Pass Through, AS - Accelerated, and SSNR - Super Senior.
(2) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(3) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.
(4) The credit support coverage ratio, which is the ratio that determines the multiple of credit support, is based on assumptions for the performance of the loans within the delinquency pipeline.  The assumptions used are: current collateral support/((60 day delinquencies x .60)+(90 day delinquencies x .70)+(foreclosures x 1.00) + (other real estate x 1.00)) x .40 for loss severity.

Other than Temporary Impairment, Credit Losses Recognized in Earnings
The following table presents a roll-forward of the balance of credit losses on the Company’s debt securities for which a portion of OTTI was recognized in other comprehensive income for the years ended December 31, 2012, 2011 and 2010.

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Balance at beginning of year	$1,207	$1,093	$1,787
Reduction for securities transferred to trading during period	—	—	(1,186)
Amounts related to credit losses for which OTTI losses were not previously recognized	—	148	—
Additional credit losses for which OTTI losses were previously recognized	123	—	492
Reduction for permanent loss in value of securities during the period	(1,071)	—	—
Reduction for securities sold during the period (realized)	—	(34)	—
Balance at end of year	$259	$1,207	$1,093

Collateralized Debt Obligations Rated Below Investment Grade
The following table details the Company’s collateralized debt obligations that were rated below investment grade at December 31, 2012.

Security	Class	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Lowest Credit Rating (1)	Total Credit- Related OTTI (2)	% of Current Performing Collateral Coverage
(Dollars in Thousands)
CDO 1	B1	$1,000	$—	$(628)	$372	CCC-	$—	118.6
CDO 2	B3	1,000	—	(612)	388	CCC-	—	118.6
CDO 3	A2	2,578	—	(150)	2,428	B-	62	121.0
CDO 4	A1	1,415	—	(207)	1,208	BB-	—	159.3
		$5,993	$—	$(1,597)	$4,396		$62

(1) The Company utilized credit ratings provided by Moody's, S&P and Fitch in its evaluation of issuers.
(2) The OTTI amounts provided in the table represent cumulative credit loss amounts through December 31, 2012.